Net Loss Per Share - Computation of Basic and Diluted Loss Per Share of Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net Income (Loss) Available to Common Stockholders, Diluted [Abstract]
Net loss	$ 78,530	$ 14,919	$ (23,605)	$ (27,780)
Remeasurement of redeemable convertible preferred stock	(865,952)	(62,519)	(62,519)	(18,798)
Net loss attributable to common stockholders - Basic and diluted	$ (945,635)	$ (77,438)	$ (86,124)	$ (46,578)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average common shares outstanding - Basic and diluted	142,475,767	134,316,073	135,124,756	129,930,282
Net loss per share attributable to common stockholders - Basic and diluted	$ (6.64)	$ (0.58)	$ (0.64)	$ (0.36)